Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Abstract]
Software	$ 1,021,673	$ 1,009,425
Less: accumulated amortization	(809,228)	(372,311)
Intangible asset, net	$ 212,445	$ 637,114